Other Non-current Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Non Current Liabilities [Abstract]
Schedule of Other Non-current Liabilities

	As at March 31
Particulars	2023	2024
Deferred income	77	5
Other liabilities (related to business combination) (refer note 7 (c) and 7 (d))	4,513	12,438
Total	4,590	12,443